Business Combinations - Narrative (Details) - USD ($) $ in Thousands	Jul. 07, 2015	Dec. 31, 2015
Business Combinations [Abstract]
Business Combination, Consideration Transferred	$ 4,715
Repurchase of inventory	$ 500
Transaction costs		$ 100